Schedule of assumptions of defined benefit obligation (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Revenue [abstract]
Current service cost	$ 23	$ 21
Net interest on liabilities		11
Net benefits expense	23	32
Defined benefit obligation beginning balance	289	203
Current service cost	23	21
Net interest on liabilities		11
Acturial loss		54
Defined benefit obligation ending balance	$ 312	$ 289